Financial and capital management - Capital Management (Details)			12 Months Ended
	Feb. 06, 2019 $ / shares $ / shares	Feb. 07, 2018 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Disclosure of objectives, policies and processes for managing capital [line items]
Exceeded limit in internal net debt leverage ratio			0.47
Summary Of Key Ratios [Abstract]
Net debt leverage ratio			2.72	2.67
Adjusted EBITDA to net interest expense ratio			9.00	9.23
Percentage of preferred shares included in debt leverage calculation			50.00%
Percentage of preferred shares included in adjusted EBITDA to net interest ratio			50.00%
Approved increase in annual dividend		5.20%
Dividends paid, ordinary shares per share | (per share)		$ 3.02	$ 3.02	$ 2.87
Dividends declared
Summary Of Key Ratios [Abstract]
Approved increase in annual dividend	5.00%
Dividends paid, ordinary shares per share	$ 3.17
Dividends declared per common share (in CAD per share)	$ 0.7925
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Target debt leverage ratio			1.75	1.75
Target adjusted EBITDA to net interest expense ratio			7.5	7.5
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Target debt leverage ratio			2.25	2.25